Restatement of Previously Furnished Financial Statements (Details) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 23, 2020
Minimum net tangible assets	$ 5,000,001			$ 5,000,001
Stock holders equity	(16,532,955)	$ (20,429,590)	$ (18,957,293)	$ 19,106	$ 0
Shares not subject to redemption
Stock holders equity	5,000,000
Maximum
Permanent equity to maintain stockholders equity	$ 5,000,000